Loss Per Share	12 Months Ended
Dec. 31, 2018
Loss Per Share [abstract]
LOSS PER SHARE

NOTE 19—LOSS PER SHARE

Basic loss per share is calculated by dividing the loss attributable to the Company’s shareholders by the weighted average number of ordinary shares issued. The calculation of the diluted loss per share did not take into account 47,944,792 options for employees and consultants, 13,745,025 Series I warrants, 36,531,500 Series K warrants, and 70,807,407 warrants, since their effect is anti-dilutive.